Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		136 Months Ended	145 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities
Net loss	$ (7,712,000)	$ (7,234,000)	$ (9,833,000)	$ (9,171,000)	$ (62,750,000)	$ (70,462,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	347,000	369,000	474,000	494,000	1,916,000	2,263,000
Accretion of discount on notes payable					103,000	103,000
Accretion of discount on bridge loans					638,000	638,000
Warrants issued for services	0	73,000	73,000	75,000	370,000	370,000
Non-cash compensation expense	1,291,000	1,760,000	2,361,000	3,540,000	10,771,000	12,062,000
Common stock issued for services	180,000	30,000	59,000	303,000	4,356,000	4,536,000
Fair value of warrant liability in excess of proceeds	1,390,000					1,390,000
Financing transaction costs including cash and warrants	738,000					738,000
Change in fair value of warrant liability	(27,000)	(38,000)	(38,000)	(2,335,000)	1,357,000	1,330,000
Amortization of discount on convertible debt					1,081,000	1,081,000
Allowance for doubtful accounts	22,000					26,000
Allowance for inventory obsolescence	40,000	(23,000)	(40,000)	61,000	36,000	76,000
Interest on perpetual preferred stock notes receivable					(35,000)	(35,000)
Loss on disposal of fixed assets	16,000	50,000	56,000	24,000	80,000	96,000
Impairment of intangible assets	32,000	23,000	190,000	3,000	193,000	221,000
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(148,000)	(271,000)	(133,000)	599,000	(273,000)	(421,000)
(Increase) decrease in inventory, net	(201,000)	169,000	109,000	(473,000)	(1,235,000)	(1,436,000)
(Increase) decrease in prepaid assets and other assets	49,000	(19,000)	(182,000)	(46,000)	(456,000)	(407,000)
(Increase) decrease in restricted cash	(50,000)					(50,000)
(Increase) decrease in deposits	(13,000)	(4,000)	(4,000)	24,000	(20,000)	(33,000)
Increase (decrease) in accounts payable	(447,000)	279,000	192,000	302,000	1,077,000	630,000
Increase (decrease) in accrued expenses	326,000	(287,000)	(22,000)	207,000	1,015,000	1,341,000
Increase (decrease) in deferred revenue	(77,000)	(13,000)	44,000	(571,000)	233,000	156,000
Increase (decrease) in related party payable	11,000	17,000	5,000		(160,000)	(149,000)
Net cash used in operating activities	(4,233,000)	(5,119,000)	(6,689,000)	(6,964,000)	(41,703,000)	(45,936,000)
Investing activities
Purchases of property and equipment	(34,000)	(197,000)	(197,000)	(565,000)	(2,686,000)	(2,720,000)
Proceeds from sale of fixed assets		7,000	7,000		7,000	7,000
Payments for patent licenses and trademarks	(480,000)	(440,000)	(596,000)	(376,000)	(2,277,000)	(2,757,000)
Net cash used in investing activities	(514,000)	(630,000)	(786,000)	(941,000)	(4,956,000)	(5,470,000)
Financing activities
Proceeds from Members' contributions					2,685,000	2,685,000
Proceeds from issuance of common stock	6,289,000	2,088,000	2,084,000	3,358,000	28,882,000	35,171,000
Proceeds from issuance of preferred stock		4,941,000	4,941,000		17,202,000	17,202,000
Proceeds from issuance of convertible promissory notes					2,100,000	2,100,000
Proceeds from exercise of warrants and options	242,000		4,000	532,000	992,000	1,234,000
Payment of preferred stock dividends		(237,000)	(237,000)	(430,000)	(1,320,000)	(1,320,000)
Payment of promissory notes					(2,203,000)	(2,203,000)
Payment of offering costs	(646,000)				(1,760,000)	(2,406,000)
Proceeds from convertible debt, advances and loan payable					1,360,000	1,360,000
Payment of loan payable					(625,000)	(625,000)
Net cash provided by financing activities	5,885,000	6,792,000	6,792,000	3,460,000	47,313,000	53,198,000
Net (decrease) increase in cash and cash equivalents	1,138,000	1,043,000	(683,000)	(4,445,000)	654,000	1,792,000
Cash and cash equivalents, beginning of period	654,000	1,337,000	1,337,000	5,782,000
Cash and cash equivalents, end of period	1,792,000	2,380,000	654,000	1,337,000	654,000	1,792,000
Supplemental disclosures of cash flow information:
Cash paid for interest	2,000				372,000	374,000
Cash paid for income taxes					11,000	11,000
Non-cash financing activities:
Discount on convertible debt from beneficial conversion feature					641,000	641,000
Discount on convertible debt from warrants					270,000	270,000
Accretion of preferred stock dividends		93,000	93,000		93,000	93,000
Deemed dividend on preferred stock		1,375,000	1,375,000		8,058,000	8,058,000
Reversal of preferred dividends accreted		(93,000)	(93,000)		(93,000)	(93,000)
Conversion of debt to common stock					500,000	500,000
Warrants issued for placement agent services	115,000				1,231,000	1,346,000
Warrants issued with promissory notes					638,000	638,000
Non-cash sale of preferred stock					382,000	382,000
Dividend on preferred stock exchanged for note receivable					95,000	95,000
Conversion of preferred stock					2,000	2,000
Cashless exercise of warrants				$ 26,000	$ 1,847,000	$ 1,847,000